Note 24 - Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of the components and trade and other receivables [text block]
	2021	2020

Bullion sales receivable	4,528	1,311
VAT receivables	3,162	2,278
Deferred consideration on the disposal of subsidiary (Note 23.2)	–	1,100
Deposits for stores, equipment and other receivables	248	273
	7,938	4,962